Reportable Segments And Geographical Information (Schedule Of Total Revenues From External Customers By Geographical Areas) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 879,012		$ 793,831		$ 689,451
Americas [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	549,575		499,162		429,889
EMEA [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	200,624	[1]	187,650	[1]	175,489	[1]
Israel [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	9,784		8,990		7,316
Asia Pacific [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Revenues	$ 119,029		$ 98,029		$ 76,757

[1]	Includes Europe, the Middle East (excluding Israel) and Africa.